Advances from customers and deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Advances From Customers And Deferred Revenue [Abstract]
Advances from customers and deferred revenue

	December 31,
	2021	2022
	RMB	RMB
Deferred revenue, current	438,309	421,062
Advances from customers	21,200	24,558

Total current advances from customers and deferred revenue	459,509	445,620

Deferred revenue, non-current	118,975	73,354

Total non-current deferred revenue	118,975	73,354